SCHEDULE OF CHANGES IN CONVERTIBLE NOTES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	$ 2,279,316	$ 700,816	$ 616,500
Extension of convertible note payable			101,030
Exchange of convertible note payable for common stock			(16,714)
Convertible notes payable issued	1,748,520	1,578,500
Convertible notes payable, Ending balance	2,507,636	2,279,316	700,816
Conversion of debt for common stock	(1,520,200)
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	457,380	457,380	385,000
Extension of convertible note payable			72,380
Exchange of convertible note payable for common stock
Convertible notes payable issued	106,758
Convertible notes payable, Ending balance	564,138	457,380	457,380
Conversion of debt for common stock
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	60,500	60,500	50,000
Extension of convertible note payable			10,500
Exchange of convertible note payable for common stock
Convertible notes payable issued	14,121
Convertible notes payable, Ending balance	74,621	60,500	60,500
Conversion of debt for common stock
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	182,936	182,936	181,500
Extension of convertible note payable			18,150
Exchange of convertible note payable for common stock			(16,714)
Convertible notes payable issued	42,441
Convertible notes payable, Ending balance	225,377	182,936	182,936
Conversion of debt for common stock
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	220,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued	39,685	220,000
Convertible notes payable, Ending balance	259,685	220,000
Conversion of debt for common stock
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued	17,979	110,000
Convertible notes payable, Ending balance	127,979	110,000
Conversion of debt for common stock
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued	18,020	110,000
Convertible notes payable, Ending balance	128,020	110,000
Conversion of debt for common stock
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	55,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued	8,302	55,000
Convertible notes payable, Ending balance	63,302	55,000
Conversion of debt for common stock
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	82,500
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued	11,814	82,500
Convertible notes payable, Ending balance	94,314	82,500
Conversion of debt for common stock
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	341,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued		341,000
Convertible notes payable, Ending balance		341,000
Conversion of debt for common stock	(341,000)
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued	13,200	110,000
Convertible notes payable, Ending balance	123,200	110,000
Conversion of debt for common stock
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	82,500
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued	9,900	82,500
Convertible notes payable, Ending balance	92,400	82,500
Conversion of debt for common stock
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued	13,200	110,000
Convertible notes payable, Ending balance	123,200	110,000
Conversion of debt for common stock
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued		110,000
Convertible notes payable, Ending balance	110,000	110,000
Conversion of debt for common stock
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	82,500
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued	9,900	82,500
Convertible notes payable, Ending balance	92,400	82,500
Conversion of debt for common stock
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	55,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued		55,000
Convertible notes payable, Ending balance	55,000	55,000
Conversion of debt for common stock
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance	110,000
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued		110,000
Convertible notes payable, Ending balance	110,000	110,000
Conversion of debt for common stock
Convertible Promissory Note Other [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued
Convertible notes payable, Ending balance
Conversion of debt for common stock
Convertible Promissory Note Seventeen [Member]
Short-Term Debt [Line Items]
Convertible notes payable, Begining balance
Convertible notes payable issued	1,443,200
Convertible notes payable, Ending balance	264,000
Conversion of debt for common stock	$ (1,179,200)